Label	Element	Value
American Trust Allegiance Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	The American Trust Allegiance Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
The American Trust Allegiance Fund

Supplement dated March 1, 2023 to the Prospectus
dated June 28, 2022, as supplemented

As of March 1, 2023, American Trust Investment Advisors, LLC (the “Adviser”), the investment adviser to the American Trust Allegiance Fund (the “Fund”), has contractually agreed to an amended operating expenses limitation agreement reducing the operating expense limit from 1.39% to 1.29% of average daily net assets.

The Fees and Expenses table and Expense Example on page 1 of the Prospectus are deleted and replaced with the following:

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 27, 2024
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same (taking into account the contractual Expense Cap only in the first year).
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Supplement Closing Text Block	ck0001027596_SupplementClosingTextBlock	Please retain this Supplement with your Prospectus for future reference.
American Trust Allegiance Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.94%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.89%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 131
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	536
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	966
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,163

[1]	American Trust Investment Advisors, LLC (the “Advisor”) has contractually agreed to waive a portion or all of its management fee and pay Fund expenses to ensure that Total Annual Fund Operating Expenses After Fee Waiver (excluding AFFE, taxes, interest expense, and extraordinary expenses) do not exceed 1.29% of the Fund’s average daily net assets (the “Expense Cap”). The Expense Cap will remain in effect through at least June 27, 2024, and may be terminated only by the Fund’s Board of Trustees (the “Board”). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived or paid, subject to the Expense Cap at the time such amounts were waived or at the time of recoupment, whichever is lower.